Subsidiary guarantee information (Tables)	12 Months Ended
Dec. 31, 2019
Subsidiary guarantee information
Schedule of subsidiary guarantee information [Table Text Block]
Condensed consolidating statements of operations
in 2019	Credit Suisse (USA), Inc. consolidated	Bank parent company and other subsidiaries	[1]	Bank	Group parent company		Eliminations and consolidation adjustments	Credit Suisse Group
Condensed consolidating statements of operations (CHF million)
Interest and dividend income	4,040	16,140		20,180	1,307		(1,303)	20,184
Interest expense	(4,191)	(8,940)		(13,131)	(1,343)		1,307	(13,167)
Net interest income	(151)	7,200		7,049	(36)		4	7,017
Commissions and fees	3,217	7,854		11,071	23		64	11,158
Trading revenues	543	1,230		1,773	(68)		34	1,739
Other revenues	2,058	735		2,793	3,565	[2]	(3,788)	2,570
Net revenues	5,667	17,019		22,686	3,484		(3,686)	22,484
Provision for credit losses	14	310		324	0		0	324
Compensation and benefits	2,772	6,333		9,105	101		830	10,036
General and administrative expenses	2,193	5,395		7,588	(37)		(1,423)	6,128
Commission expenses	213	1,063		1,276	1		(1)	1,276
Total other operating expenses	2,406	6,458		8,864	(36)		(1,424)	7,404
Total operating expenses	5,178	12,791		17,969	65		(594)	17,440
Income/(loss) before taxes	475	3,918		4,393	3,419		(3,092)	4,720
Income tax expense/(benefit)	167	1,131		1,298	0		(3)	1,295
Net income/(loss)	308	2,787		3,095	3,419		(3,089)	3,425
Net income/(loss) attributable to noncontrolling interests	5	9		14	0		(8)	6
Net income/(loss) attributable to shareholders	303	2,778		3,081	3,419		(3,081)	3,419
1 Includes eliminations and consolidation adjustments.
2 Primarily consists of revenues from investments in Group companies accounted for under the equity method.
Condensed consolidating statements of comprehensive income
in 2019	Credit Suisse (USA), Inc. consolidated	Bank parent company and other subsidiaries	[1]	Bank	Group parent company	Eliminations and consolidation adjustments	Credit Suisse Group
Comprehensive income (CHF million)
Net income/(loss)	308	2,787		3,095	3,419	(3,089)	3,425
Gains/(losses) on cash flow hedges	0	86		86	14	0	100
Foreign currency translation	(284)	(711)		(995)	(15)	(15)	(1,025)
Unrealized gains/(losses) on securities	0	21		21	0	(1)	20
Actuarial gains/(losses)	(7)	(17)		(24)	0	350	326
Net prior service credit/(cost)	0	1		1	0	216	217
Gains/(losses) on liabilities related to credit risk	(73)	(1,665)		(1,738)	(65)	(57)	(1,860)
Other comprehensive income/(loss), net of tax	(364)	(2,285)		(2,649)	(66)	493	(2,222)
Comprehensive income/(loss)	(56)	502		446	3,353	(2,596)	1,203
Comprehensive income attributable to noncontrolling interests	4	3		7	0	1	8
Comprehensive income/(loss) attributable to shareholders	(60)	499		439	3,353	(2,597)	1,195
1 Includes eliminations and consolidation adjustments.
Condensed consolidating statements of operations (continued)
in 2018	Credit Suisse (USA), Inc. consolidated	Bank parent company and other subsidiaries	[1]	Bank	Group parent company		Eliminations and consolidation adjustments	Credit Suisse Group
Condensed consolidating statements of operations (CHF million)
Interest and dividend income	4,086	15,537		19,623	932		(942)	19,613
Interest expense	(4,210)	(8,288)		(12,498)	(983)		877	(12,604)
Net interest income	(124)	7,249		7,125	(51)		(65)	7,009
Commissions and fees	3,725	8,017		11,742	26		122	11,890
Trading revenues	474	(18)		456	88		80	624
Other revenues	2,006	(509)		1,497	2,020	[2]	(2,120)	1,397
Net revenues	6,081	14,739		20,820	2,083		(1,983)	20,920
Provision for credit losses	(1)	246		245	0		0	245
Compensation and benefits	2,653	6,211		8,864	58		698	9,620
General and administrative expenses	1,944	5,124		7,068	0		(1,270)	5,798
Commission expenses	229	1,030		1,259	0		0	1,259
Restructuring expenses	237	291		528	0		98	626
Total other operating expenses	2,410	6,445		8,855	0		(1,172)	7,683
Total operating expenses	5,063	12,656		17,719	58		(474)	17,303
Income/(loss) before taxes	1,019	1,837		2,856	2,025		(1,509)	3,372
Income tax expense	261	873		1,134	1		226	1,361
Net income/(loss)	758	964		1,722	2,024		(1,735)	2,011
Net income/(loss) attributable to noncontrolling interests	6	(13)		(7)	0		(6)	(13)
Net income/(loss) attributable to shareholders	752	977		1,729	2,024		(1,729)	2,024
1 Includes eliminations and consolidation adjustments.
2 Primarily consists of revenues from investments in Group companies accounted for under the equity method.
Condensed consolidating statements of comprehensive income (continued)
in 2018	Credit Suisse (USA), Inc. consolidated	Bank parent company and other subsidiaries	[1]	Bank	Group parent company	Eliminations and consolidation adjustments	Credit Suisse Group
Comprehensive income (CHF million)
Net income/(loss)	758	964		1,722	2,024	(1,735)	2,011
Gains/(losses) on cash flow hedges	0	(7)		(7)	(3)	0	(10)
Foreign currency translation	142	(463)		(321)	(11)	7	(325)
Unrealized gains/(losses) on securities	0	(18)		(18)	0	1	(17)
Actuarial gains/(losses)	22	9		31	0	(422)	(391)
Net prior service credit/(cost)	0	(10)		(10)	0	(125)	(135)
Gains/(losses) on liabilities related to credit risk	28	1,414		1,442	83	129	1,654
Other comprehensive income/(loss), net of tax	192	925		1,117	69	(410)	776
Comprehensive income/(loss)	950	1,889		2,839	2,093	(2,145)	2,787
Comprehensive income/(loss) attributable to noncontrolling interests	6	(9)		(3)	0	(12)	(15)
Comprehensive income/(loss) attributable to shareholders	944	1,898		2,842	2,093	(2,133)	2,802
1 Includes eliminations and consolidation adjustments.
Condensed consolidating statements of operations (continued)
in 2017	Credit Suisse (USA), Inc. consolidated	Bank parent company and other subsidiaries	[1]	Bank	Group parent company		Eliminations and consolidation adjustments	Credit Suisse Group
Condensed consolidating statements of operations (CHF million)
Interest and dividend income	5,294	11,767		17,061	577		(581)	17,057
Interest expense	(4,437)	(5,932)		(10,369)	(632)		501	(10,500)
Net interest income	857	5,835		6,692	(55)		(80)	6,557
Commissions and fees	3,756	7,916		11,672	28		117	11,817
Trading revenues	(23)	1,323		1,300	(55)		72	1,317
Other revenues	942	359		1,301	(911)	[2]	819	1,209
Net revenues	5,532	15,433		20,965	(993)		928	20,900
Provision for credit losses	4	206		210	0		0	210
Compensation and benefits	3,066	6,898		9,964	74		329	10,367
General and administrative expenses	1,929	5,484		7,413	(80)		(688)	6,645
Commission expenses	255	1,174		1,429	3		(2)	1,430
Restructuring expenses	173	223		396	0		59	455
Total other operating expenses	2,357	6,881		9,238	(77)		(631)	8,530
Total operating expenses	5,423	13,779		19,202	(3)		(302)	18,897
Income/(loss) before taxes	105	1,448		1,553	(990)		1,230	1,793
Income tax expense/(benefit)	(42)	2,823		2,781	(7)		(33)	2,741
Net income/(loss)	147	(1,375)		(1,228)	(983)		1,263	(948)
Net income attributable to noncontrolling interests	11	16		27	0		8	35
Net income/(loss) attributable to shareholders	136	(1,391)		(1,255)	(983)		1,255	(983)
1 Includes eliminations and consolidation adjustments.
2 Primarily consists of revenues from investments in Group companies accounted for under the equity method.
Condensed consolidating statements of comprehensive income (continued)
in 2017	Credit Suisse (USA), Inc. consolidated	Bank parent company and other subsidiaries	[1]	Bank	Group parent company	Eliminations and consolidation adjustments	Credit Suisse Group
Comprehensive income (CHF million)
Net income/(loss)	147	(1,375)		(1,228)	(983)	1,263	(948)
Gains/(losses) on cash flow hedges	0	(35)		(35)	8	0	(27)
Foreign currency translation	(756)	(259)		(1,015)	1	(17)	(1,031)
Unrealized gains/(losses) on securities	0	(13)		(13)	0	0	(13)
Actuarial gains/(losses)	(7)	28		21	0	674	695
Net prior service credit/(cost)	0	0		0	0	(121)	(121)
Gains/(losses) on liabilities related to credit risk	(33)	(1,651)		(1,684)	(188)	(104)	(1,976)
Other comprehensive income/(loss), net of tax	(796)	(1,930)		(2,726)	(179)	432	(2,473)
Comprehensive income/(loss)	(649)	(3,305)		(3,954)	(1,162)	1,695	(3,421)
Comprehensive income/(loss) attributable to noncontrolling interests	24	(33)		(9)	0	37	28
Comprehensive income/(loss) attributable to shareholders	(673)	(3,272)		(3,945)	(1,162)	1,658	(3,449)
1 Includes eliminations and consolidation adjustments.
Condensed consolidating balance sheets
end of 2019	Credit Suisse (USA), Inc. consolidated	Bank parent company and other subsidiaries	[1]	Bank	Group parent company	Eliminations and consolidation adjustments	Credit Suisse Group
Assets (CHF million)
Cash and due from banks	2,642	98,402		101,044	277	558	101,879
Interest-bearing deposits with banks	10	663		673	489	(421)	741
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	26,905	80,092		106,997	0	0	106,997
Securities received as collateral	2,921	37,298		40,219	0	0	40,219
Trading assets	35,339	118,556		153,895	1	(99)	153,797
Investment securities	0	1,004		1,004	32,853	(32,851)	1,006
Other investments	621	5,013		5,634	49,780	(49,748)	5,666
Net loans	11,907	292,118		304,025	0	(7,246)	296,779
Goodwill	715	3,245		3,960	0	703	4,663
Other intangible assets	276	15		291	0	0	291
Brokerage receivables	17,012	18,636		35,648	0	0	35,648
Other assets	12,843	24,226		37,069	625	1,915	39,609
Total assets	111,191	679,268		790,459	84,025	(87,189)	787,295
Liabilities and equity (CHF million)
Due to banks	63	16,679		16,742	2,287	(2,285)	16,744
Customer deposits	1	384,949		384,950	0	(1,167)	383,783
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	5,799	21,842		27,641	0	(108)	27,533
Obligation to return securities received as collateral	2,921	37,298		40,219	0	0	40,219
Trading liabilities	8,468	29,718		38,186	0	0	38,186
Short-term borrowings	8,720	20,149		28,869	0	(484)	28,385
Long-term debt	43,821	107,179		151,000	37,596	(36,591)	152,005
Brokerage payables	15,213	10,470		25,683	0	0	25,683
Other liabilities	9,414	20,992		30,406	498	139	31,043
Total liabilities	94,420	649,276		743,696	40,381	(40,496)	743,581
Total shareholders' equity	16,713	29,407		46,120	43,644	(46,120)	43,644
Noncontrolling interests	58	585		643	0	(573)	70
Total equity	16,771	29,992		46,763	43,644	(46,693)	43,714

Total liabilities and equity	111,191	679,268		790,459	84,025	(87,189)	787,295
1 Includes eliminations and consolidation adjustments.
Condensed consolidating balance sheets (continued)
end of 2018	Credit Suisse (USA), Inc. consolidated	Bank parent company and other subsidiaries	[1]	Bank	Group parent company	Eliminations and consolidation adjustments	Credit Suisse Group
Assets (CHF million)
Cash and due from banks	2,540	96,774		99,314	324	409	100,047
Interest-bearing deposits with banks	22	1,052		1,074	498	(430)	1,142
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	35,640	81,455		117,095	0	0	117,095
Securities received as collateral	4,751	36,945		41,696	0	0	41,696
Trading assets [2]	29,341	104,518		133,859	0	(224)	133,635
Investment securities [2]	0	1,477		1,477	23,456	(23,454)	1,479
Other investments	826	3,998		4,824	48,030	(47,964)	4,890
Net loans	12,263	280,612		292,875	0	(5,294)	287,581
Goodwill	727	3,329		4,056	0	710	4,766
Other intangible assets	200	19		219	0	0	219
Brokerage receivables	20,772	18,135		38,907	0	0	38,907
Other assets [3]	12,967	23,706		36,673	547	239	37,459
Total assets	120,049	652,020		772,069	72,855	(76,008)	768,916
Liabilities and equity (CHF million)
Due to banks	59	15,161		15,220	1,364	(1,364)	15,220
Customer deposits	0	365,263		365,263	0	(1,338)	363,925
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	6,296	18,327		24,623	0	0	24,623
Obligation to return securities received as collateral	4,751	36,945		41,696	0	0	41,696
Trading liabilities	8,693	33,478		42,171	0	(2)	42,169
Short-term borrowings	9,679	12,740		22,419	0	(493)	21,926
Long-term debt	47,074	106,359		153,433	27,112	(26,237)	154,308
Brokerage payables	17,452	13,471		30,923	0	0	30,923
Other liabilities	9,995	20,332		30,327	457	(677)	30,107
Total liabilities	103,999	622,076		726,075	28,933	(30,111)	724,897
Total shareholders' equity	15,971	29,325		45,296	43,922	(45,296)	43,922
Noncontrolling interests	79	619		698	0	(601)	97
Total equity	16,050	29,944		45,994	43,922	(45,897)	44,019

Total liabilities and equity	120,049	652,020		772,069	72,855	(76,008)	768,916
1 Includes eliminations and consolidation adjustments.
2
Residential and commercial mortgage-backed securities that were previously reported in investment securities have been reclassified to trading assets as these securities are carried at fair value under the fair value option.

3 Includes premises and equipment which were previously presented separately in the consolidated balance sheet.
Condensed consolidating statements of cash flows
in 2019	Credit Suisse (USA), Inc. consolidated	Bank parent company and other subsidiaries	[1]	Bank	Group parent company		Eliminations and consolidation adjustments	Credit Suisse Group
Operating activities (CHF million)
Net cash provided by/(used in) operating activities	(4,694)	(13,724)		(18,418)	(141)	[2]	135	(18,424)
Investing activities (CHF million)
(Increase)/decrease in interest-bearing deposits with banks	12	399		411	9		(9)	411
(Increase)/decrease in central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	8,321	65		8,386	0		0	8,386
Purchase of investment securities	0	(557)		(557)	(9,396)		9,396	(557)
Proceeds from sale of investment securities	0	6		6	0		0	6
Maturities of investment securities	0	1,007		1,007	942		(942)	1,007
Investments in subsidiaries and other investments	(34)	(250)		(284)	(10)		9	(285)
Proceeds from sale of other investments	516	617		1,133	48		(23)	1,158
(Increase)/decrease in loans	93	(17,402)		(17,309)	0		1,965	(15,344)
Proceeds from sales of loans	0	4,612		4,612	0		0	4,612
Capital expenditures for premises and equipment and other intangible assets	(397)	(736)		(1,133)	0		(160)	(1,293)
Proceeds from sale of premises and equipment and other intangible assets	0	30		30	0		0	30
Other, net	27	510		537	6		0	543
Net cash provided by/(used in) investing activities	8,538	(11,699)		(3,161)	(8,401)		10,236	(1,326)
Financing activities (CHF million)
Increase/(decrease) in due to banks and customer deposits	6	24,678		24,684	923		(754)	24,853
Increase/(decrease) in short-term borrowings	(809)	7,720		6,911	0		8	6,919
Increase/(decrease) in central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	(397)	3,888		3,491	0		(110)	3,381
Issuances of long-term debt	206,056	(171,145)		34,911	10,396		(10,344)	34,963
Repayments of long-term debt	(208,631)	162,341		(46,290)	(942)		942	(46,290)
Issuances of common shares	0	0		0	(10)		10	0
Sale of treasury shares	0	0		0	3		9,621	9,624
Repurchase of treasury shares	0	0		0	(1,916)		(9,620)	(11,536)
Dividends paid	(1)	(10)		(11)	(728)		43	(696)
Other, net	75	133		208	768		(5)	971
Net cash provided by/(used in) financing activities	(3,701)	27,605		23,904	8,494		(10,209)	22,189
Effect of exchange rate changes on cash and due from banks (CHF million)
Effect of exchange rate changes on cash and due from banks	(41)	(554)		(595)	1		(13)	(607)
Net increase/(decrease) in cash and due from banks (CHF million)
Net increase/(decrease) in cash and due from banks	102	1,628		1,730	(47)		149	1,832

Cash and due from banks at beginning of period [3]	2,540	96,774		99,314	324		409	100,047
Cash and due from banks at end of period [3]	2,642	98,402		101,044	277		558	101,879
1 Includes eliminations and consolidation adjustments.
2
Consists of dividend payments from Group companies of CHF 10 million and CHF 14 million from bank and non-bank subsidiaries, respectively, and other cash items from parent company operations such as Group financing.

3 Includes restricted cash.
Condensed consolidating statements of cash flows (continued)
in 2018	Credit Suisse (USA), Inc. consolidated	Bank parent company and other subsidiaries	[1]	Bank	Group parent company		Eliminations and consolidation adjustments	Credit Suisse Group
Operating activities (CHF million)
Net cash provided by/(used in) operating activities	(8,326)	20,860		12,534	(215)	[2]	564	12,883
Investing activities (CHF million)
(Increase)/decrease in interest-bearing deposits with banks	11	(375)		(364)	(5)		(58)	(427)
(Increase)/decrease in central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	22,936	(24,308)		(1,372)	0		0	(1,372)
Purchase of investment securities	0	(683)		(683)	(8,793)		8,793	(683)
Proceeds from sale of investment securities	0	255		255	0		0	255
Maturities of investment securities	0	567		567	290		(290)	567
Investments in subsidiaries and other investments	(99)	(447)		(546)	(10)		9	(547)
Proceeds from sale of other investments	540	1,230		1,770	4		(2)	1,772
(Increase)/decrease in loans	310	(14,011)		(13,701)	0		1,201	(12,500)
Proceeds from sales of loans	0	5,981		5,981	0		(1)	5,980
Capital expenditures for premises and equipment and other intangible assets	(307)	(682)		(989)	0		(106)	(1,095)
Proceeds from sale of premises and equipment and other intangible assets	0	80		80	0		(50)	30
Other, net	5	337		342	0		0	342
Net cash provided by/(used in) investing activities	23,396	(32,056)		(8,660)	(8,514)		9,496	(7,678)
Financing activities (CHF million)
Increase/(decrease) in due to banks and customer deposits	(213)	2,219		2,006	609		(807)	1,808
Increase/(decrease) in short-term borrowings	(1,298)	(1,687)		(2,985)	0		(5)	(2,990)
Increase/(decrease) in central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	(9,127)	7,075		(2,052)	0		0	(2,052)
Issuances of long-term debt	119,547	(86,239)		33,308	8,805		(8,941)	33,172
Repayments of long-term debt	(124,405)	80,547		(43,858)	(290)		297	(43,851)
Sale of treasury shares	0	0		0	0		11,693	11,693
Repurchase of treasury shares	0	0		0	(757)		(11,684)	(12,441)
Dividends paid	(2)	(13)		(15)	(661)		10	(666)
Other, net	(120)	(374)		(494)	829		9	344
Net cash provided by/(used in) financing activities	(15,618)	1,528		(14,090)	8,535		(9,428)	(14,983)
Effect of exchange rate changes on cash and due from banks (CHF million)
Effect of exchange rate changes on cash and due from banks	30	(10)		20	2		(12)	10
Net increase/(decrease) in cash and due from banks (CHF million)
Net increase/(decrease) in cash and due from banks	(518)	(9,678)		(10,196)	(192)		620	(9,768)

Cash and due from banks at beginning of period [3]	3,058	106,452		109,510	516		(211)	109,815
Cash and due from banks at end of period [3]	2,540	96,774		99,314	324		409	100,047
1 Includes eliminations and consolidation adjustments.
2
Consists of dividend payments from Group companies of CHF 10 million and CHF 6 million from bank and non-bank subsidiaries, respectively, and other cash items from parent company operations such as Group financing.

3 Includes restricted cash.
Condensed consolidating statements of cash flows (continued)
in 2017	Credit Suisse (USA), Inc. consolidated	Bank parent company and other subsidiaries	[1]	Bank	Group parent company		Eliminations and consolidation adjustments	Credit Suisse Group
Operating activities (CHF million)
Net cash provided by/(used in) operating activities	7,860	(16,330)		(8,470)	(142)	[2]	90	(8,522)
Investing activities (CHF million)
(Increase)/decrease in interest-bearing deposits with banks	0	40		40	(488)		488	40
(Increase)/decrease in central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	20,626	(6,340)		14,286	0		0	14,286
Purchase of investment securities	0	(86)		(86)	(5,673)		5,673	(86)
Proceeds from sale of investment securities	0	14		14	0		0	14
Maturities of investment securities	0	318		318	0		0	318
Investments in subsidiaries and other investments	(206)	(888)		(1,094)	(4,101)		4,101	(1,094)
Proceeds from sale of other investments	488	1,479		1,967	0		3	1,970
(Increase)/decrease in loans	3,131	(17,910)		(14,779)	(5,336)		6,441	(13,674)
Proceeds from sales of loans	0	9,938		9,938	0		0	9,938
Capital expenditures for premises and equipment and other intangible assets	(295)	(655)		(950)	0		(118)	(1,068)
Proceeds from sale of premises and equipment and other intangible assets	2	58		60	0		(59)	1
Other, net	41	24		65	0		0	65
Net cash provided by/(used in) investing activities	23,787	(14,008)		9,779	(15,598)		16,529	10,710
Financing activities (CHF million)
Increase/(decrease) in due to banks and customer deposits	191	2,996		3,187	(2,189)		2,425	3,423
Increase/(decrease) in short-term borrowings	(4,113)	9,620		5,507	0		(489)	5,018
Increase/(decrease) in central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	(37,382)	32,131		(5,251)	0		0	(5,251)
Issuances of long-term debt	30,223	13,344		43,567	14,035		(14,046)	43,556
Repayments of long-term debt	(19,174)	(43,470)		(62,644)	0		90	(62,554)
Issuances of common shares	0	0		0	4,253		0	4,253
Sale of treasury shares	0	0		0	0		12,034	12,034
Repurchase of treasury shares	0	0		0	(630)		(12,127)	(12,757)
Dividends paid	(9)	(4)		(13)	(584)		7	(590)
Other, net	(696)	4,315		3,619	433		(3,891)	161
Net cash provided by/(used in) financing activities	(30,960)	18,932		(12,028)	15,318		(15,997)	(12,707)
Effect of exchange rate changes on cash and due from banks (CHF million)
Effect of exchange rate changes on cash and due from banks	(120)	(717)		(837)	0		10	(827)
Net increase/(decrease) in cash and due from banks (CHF million)
Net increase/(decrease) in cash and due from banks	567	(12,123)		(11,556)	(422)		632	(11,346)

Cash and due from banks at beginning of period [3]	2,491	118,575		121,066	938		(843)	121,161
Cash and due from banks at end of period [3]	3,058	106,452		109,510	516		(211)	109,815
1 Includes eliminations and consolidation adjustments.
2
Consists of dividend payments from Group companies of CHF 10 million and CHF 14 million from bank and non-bank subsidiaries, respectively, and other cash items from parent company operations such as Group financing.

3 Includes restricted cash.